QUARTERLY REPORT
December 31, 2007

FMI
Focus Fund

A NO-LOAD
MUTUAL FUND

FMI Focus Fund

Ted D. Kellner, CFA
President
January 22, 2008

Dear Fellow Shareholders:

In a most turbulent market environment, the FMI Focus Fund advanced 3.38% for the twelve months ended December, compared to a decline of 1.57% for the Russell 2000 Index and a gain of 7.05% for the Russell 2000 Growth Index.  As detailed in Rick and Glenn’s letter, the market shifted significantly to a growth mode in the last half of 2007, which we find puzzling, given what we perceive to be a weakening economic environment.  In addition to continuing credit market volatility in the fourth quarter, recent economic releases include unemployment at 5% at year-end, inflation advancing 4.1% for 2007, corporate profits most likely declining in the fourth quarter as they did in the third quarter of 2007, and a continuing forecast for at least soft profits for the first half of 2008.

In our letter of a year ago, we stated, “Valuations are at the upper end of historic valuation ranges, which tells us investors still have a relatively high level of optimism regarding the future.”  In today’s environment, optimism has been replaced by a growing level of pessimism, and valuations in many sectors are becoming increasingly attractive.  The portfolio is positioned quite conservatively, with a large cash balance that should enable FMI Focus Fund to take advantage of the attractive valuations.

Your portfolio management team, led by Rick and Glenn, continues to focus on long-term investment results, and we remain optimistic and excited about the environment we are currently in, as history has shown that market environments such as this will allow us to populate the portfolio with securities that will give us excellent returns over the long-term.

As always, we thank you very much for your continued support of, and investment in, the FMI Focus Fund.

Sincerely,

Ted D. Kellner, CFA
President

100 E. Wisconsin Ave., Suite 2200 • Milwaukee, WI  53202 • 414-226-4555
www.fmifunds.com

Richard E. Lane	Glenn W. Primack
Portfolio Manager	Portfolio Manager
January 17, 2008
Dear Fellow Shareholders:

Tale of Two Halves

This past year will go down in the history books as one schizophrenic, bizarre and, for valuation-disciplined investors, disappointing year.  The FMI Focus Fund enjoyed very strong returns in the first half of the year only to see much of the performance erode by year-end. “Defeat snatched from the jaws of victory.” The fact that we ended up in positive territory seemed like an accomplishment. So what happened? The answer to that question is important not just for the sake of understanding “what happened,” but also for providing insight and a natural segue into our 2008 outlook.

Anatomy of a Year

As alluded to above, 2007 was marked by two very distinct halves. The economy was moving along nicely until spring/early-summer, when the first signs of stress in the credit markets cropped up.  By late July, the ini-

THE VALUE OF A $10,000 INVESTMENT IN THE FMI FOCUS FUND FROM
ITS INCEPTION (12/16/96) TO 12/31/07 AS COMPARED TO THE
RUSSELL 2000 AND THE RUSSELL 2000 GROWTH

FMI Focus Fund $69,285 Russell 2000(1) $25,104 Russell 2000 Growth(2) $17,557

Results From Fund Inception (12/16/96) Through 12/31/07

			Annualized Total	Annualized Total	Annualized Total Return*
	Total Return*	Total Return* For the	Return* For the 5	Return* For the 10	Through 12/31/07 From
	Last 3 Months	Year Ended 12/31/07	Years Ended 12/31/07	Years Ended 12/31/07	Fund Inception 12/16/96
FMI Focus Fund	-4.16%	3.38%	14.17%	14.82%	19.16%
Russell 2000	-4.58%	-1.57%	16.25%	7.08%	8.69%
Russell 2000 Growth	-2.10%	7.05%	16.50%	4.32%	5.23%

(1)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index which comprises the 3,000 largest U.S. companies based on total market capitalization.
(2)	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
*
Total return includes change in share prices and in each case includes reinvestments of any dividends, interest and capital gain distributions.  Performance data quoted represents past performance; past performance does not guarantee future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.  The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

tial credit concerns gave way to the first of several waves of credit panic, largely due to sub-prime mortgage defaults and the related problems in the debt markets. As credit concerns mounted, the stock market swooned in July and August, followed by a significant rebound. By September, amazingly, the “rally” carried the market all the way back and then some, establishing a new high for the year on October 10th.  However, what emerged out of the summer swoon was an entirely different market. Almost like flipping a light switch, the equity market flip-flopped from the healthy, broad base of the first half of the year to an incredibly narrow, extreme growth and momentum orientation.  As the year wore on, the breadth narrowed to the point that a handful of companies like Google and the energy stocks were rocketing up sufficient to mask the fact that most stocks had rolled over and were in decline.  Investors, unwilling to give up on stocks were willing to pay an unbelievable premium for growth.  This is a common cyclical pattern in the later stages of an economic cycle, and in fact it is not entirely irrational.  What was irrational in this particular cycle was the extreme to which the anointed growth stocks went to vis-à-vis the rest of the market. Internal breadth got increasingly unhealthy as the year came to a close and should have been a warning to what has subsequently ensued in the first month of 2008. As long time FMI Focus Fund investors understand, our valuation discipline would never lead us down the “growth at any price” road so our experience in the second half of the year wasn’t nearly as pleasant as the first half, to say the least.  Ironically, most of the portfolio companies’ businesses performed quite well, but the stocks didn’t. As we have paraphrased Warren Buffet many times in the past: in the short run, the stock market is a popularity contest, but in the long run it is a weighing machine.  The recent market exemplified this in spades.

Outlook for 2008

So, where to from here?  It is mid-January as I write this letter and most economists, myself included, feel the U.S. economy is slipping into a growth recession at best and perhaps a full recession at worst. While impossible to accurately gauge, what is clear is that corporate profits will not meet expectations. Of course, given the recent market weakness, even my daughter would respond to that observation with a “No dah! Tell me something I don’t know.”

So I have stated the obvious, earnings will likely be weak for the next several quarters, but is that reflected in stock prices yet?  In a rational world, we would argue indeed, yes, based on long-term metrics like price-to-book, price-to-cash flow and enterprise value-to-sales. But as stated earlier, in the short run, stock prices are determined by the popularity contest so just as the in-favor, growth momentum names run to outrageous highs, so to do the out-of-favor stocks run to ridiculous lows.

During the internet and post-internet days some eight years ago, we learned just how far the rubber band can stretch between what is in and what is out of vogue with respect to the true inherent underlying business franchise value. Until investors feel more comfortable about where the economy is headed, the premium for growth and the double discount for cyclicality (or perhaps more accurately, the perception of cyclicality) will continue. But of course, we relish this scenario, at least in the intermediate term if not in the short-term, as this creates outstanding money making opportunities for our investors as fear overwhelms common sense.

We see some great bargains developing in the really beaten up sectors such as regional banks and consumer related companies. We feel we are in a great position to capitalize on the weak market given that nearly a quarter of our Fund is sitting in cash awaiting redeployment. We would note though, we are in no rush. The economy is weak and while the Fed is employing traditional stimulative monetary policy and the President and Congress are attempting to deploy fiscal stimulus (though as usual, mostly they argue and waste time which is why we usually rely on monetary policy), these solutions work with a lag of at least a year or so.

Given that view, stocks seem likely to bounce around for awhile; giving patient investors time to accumulate high quality franchises at bargain prices. Our interest list has never been broader. As Baron Von Rothschild put it so many years ago “buy when there is blood on the streets”. Hopefully it won’t quite come to that, but again, with a sizable cash hoard, large list of portfolio candidates (smorgasbord if the market gets bad enough) and plenty of patience in a weak market, we like our position.

The Game Plan

Financials and consumer stocks are under particular pressure and this is where we are spending a lot of time picking through the rubble. We have initiated some small positions in high quality regional banks like UCBH Holdings, Inc. (UCBH) in San Francisco (a Chinese-American bank with excellent growth prospects in Asia), the venerable Texas bank Cullen/Frost Bankers, Inc. (CFR), and Chicago based insurance company Old Republic International Corp. (ORI). We have, or are contemplating adding to some of our high quality consumer holdings like PetSmart, Inc. (PETM) and Jos. A. Bank Clothiers, Inc.  (JOSB), as well as new names such as Nordstrom, Inc. (JWN).  Again, we have not done much yet.  We want to see some stability in the economy and stock market before fully committing our substantial cash reserves.

We also anticipate redeploying some of our defensive holdings which have held up nicely.  As alluded to earlier, investors are paying quite a premium for earnings and safety and we will milk those holdings and gradually move the proceeds into areas investors are overly worried about, and of course, overly discounting. We are moving slowly because, in the short-term, the popularity contest continues to favor safety and momentum stocks while ignoring value. Another way of saying that is the next 10% upside may continue to be safety and momentum and the next 10% downside may continue to be financials and consumer related. Yet, the former are already so expensive there isn’t much left while the latter are so cheap they could double or triple over the next three to four years. Short-term timing is impossible to call, so our game plan is to average out of the one group while averaging into the other, with a very strong eye toward capital preservation in a tough market.

On December 28, 2007, our Board of Directors declared distributions of $0.0527 per share from short-term capital gains, which will be treated as ordinary income, and $0.28122 per share from net long-term capital gains, payable December 28, 2007, to shareholders of record on December 27, 2007.

As always, we thank our fellow shareholders for your ongoing support and confidence. Hang in there!

Best regards,

Richard E. Lane, CFA	Glenn W. Primack
Portfolio Manager	Portfolio Manager

FMI Focus Fund
STATEMENT OF NET ASSETS
December 31, 2007 (Unaudited)

Shares		Value (b)
LONG-TERM INVESTMENTS — 89.2% (a)
COMMON STOCKS — 86.9% (a)
COMMERCIAL SERVICES SECTOR — 5.9%
	Advertising/Marketing Services — 2.0%
792,700	ValueClick, Inc.	$17,360,130
	Personnel Services — 3.9%
420,700	AMN Healthcare Services, Inc.	7,223,419
258,400	Manpower Inc.	14,702,960
999,100	MPS Group, Inc.	10,930,154
		32,856,533
CONSUMER NON-DURABLES SECTOR — 1.0%
	Apparel/Footwear — 1.0%
403,100	Liz Claiborne, Inc.	8,203,085
DISTRIBUTION SERVICES SECTOR — 7.4%
	Electronics Distributors — 3.5%
529,600	Arrow Electronics, Inc.	20,802,688
499,000	Ingram Micro Inc.	9,001,960
		29,804,648
	Food Distributors — 0.8%
225,500	United Natural Foods, Inc.	7,152,860
	Wholesale Distributors — 3.1%
180,900	Grainger (W.W.), Inc.	15,832,368
459,200	Interline Brands, Inc.	10,061,072
		25,893,440
ELECTRONIC TECHNOLOGY SECTOR — 7.7%
	Computer Communications — 1.0%
257,300	Juniper Networks, Inc.	8,542,360
	Computer Peripherals — 1.3%
424,200	Network Appliance, Inc.	10,588,032
	Electronic Equipment/Instruments — 1.1%
682,600	JDS Uniphase Corp.	9,078,580
	Electronic Production Equipment — 1.7%
700,000	Asyst Technologies, Inc.	2,282,000
453,100	Entegris Inc.	3,910,253
432,200	MKS Instruments, Inc.	8,272,308
		14,464,561
	Semiconductors — 2.6%
1,153,100	Altera Corp.	22,277,892
ENERGY MINERALS SECTOR — 1.4%
	Oil & Gas Production — 1.4%
145,000	Noble Energy, Inc.	11,530,400
FINANCE SECTOR — 8.8%
	Finance/Rental/Leasing — 2.3%
256,700	Advance America Cash
	Advance Centers Inc.	2,608,072
600,000	RAM Holdings Ltd.	2,964,000
951,000	Rent-A-Center, Inc.	13,808,520
		19,380,592
	Insurance Brokers/Services — 1.1%
400,000	Arthur J. Gallagher & Co.	9,676,000
	Multi-Line Insurance — 0.5%
47,341	PartnerRe Ltd.	3,907,053
	Property/Casualty Insurance — 1.4%
777,700	Old Republic
	International Corp.	11,984,357
	Regional Banks — 3.4%
461,325	Associated Banc-Corp	12,497,294
69,200	Cullen/Frost Bankers, Inc.	3,505,672
128,600	East West Bancorp, Inc.	3,115,978
96,600	Midwest Banc Holdings, Inc.	1,199,772
117,900	Nexity Financial Corp.	782,856
534,100	UCBH Holdings, Inc.	7,562,856
		28,664,428
	Specialty Insurance — 0.1%
60,500	MGIC Investment Corp.	1,357,015
HEALTH SERVICES SECTOR — 1.2%
	Health Industry Services — 1.2%
250,000	Pharmaceutical Product
	Development, Inc.	10,092,500
HEALTH TECHNOLOGY SECTOR — 7.8%
	Biotechnology — 3.6%
459,000	Charles River Laboratories
	International, Inc.	30,202,200
	Medical Specialties — 4.2%
302,300	Beckman Coulter, Inc.	22,007,440
136,500	PerkinElmer, Inc.	3,551,730
346,500	Wright Medical Group, Inc.	10,107,405
		35,666,575

FMI Focus Fund
STATEMENT OF NET ASSETS (Continued)
December 31, 2007 (Unaudited)

Shares	Value (b)
LONG-TERM INVESTMENTS — 89.2% (a) (Continued)
COMMON STOCKS — 86.9% (a) (Continued)
INDUSTRIAL SERVICES SECTOR — 8.5%
	Contract Drilling — 2.1%
195,000	Pride International, Inc.	$6,610,500
286,100	Rowan Companies, Inc.	11,289,506
		17,900,006
	Environmental Services — 2.2%
463,982	Casella Waste Systems, Inc.	6,050,325
400,000	Republic Services, Inc.	12,540,000
		18,590,325
	Oilfield Services/Equipment — 4.2%
650,400	Dresser-Rand Group, Inc.	25,398,120
130,121	Exterran Holdings Inc.	10,643,898
		36,042,018
PROCESS INDUSTRIES SECTOR — 15.2%
	Chemicals: Major Diversified — 2.3%
464,900	Celanese Corp.	19,674,568
	Chemicals: Specialty — 7.9%
211,200	Airgas, Inc.	11,005,632
1,175,000	Cambrex Corp.	9,846,500
334,181	Cytec Industries Inc.	20,578,866
409,200	Rockwood Holdings Inc.	13,593,624
219,800	Sigma-Aldrich Corp.	12,001,080
		67,025,702
	Containers/Packaging — 4.2%
644,600	Bemis Company, Inc.	17,649,148
348,700	Packaging Corp of America	9,833,340
728,600	Smurfit-Stone Container Corp.	7,694,016
		35,176,504
	Industrial Specialties — 0.8%
343,700	Ferro Corp.	7,124,901
PRODUCER MANUFACTURING SECTOR — 8.6%
	Electrical Products — 2.8%
218,401	Greatbatch, Inc.	4,365,836
723,800	Molex Inc. Cl A	19,014,226
		23,380,062
	Industrial Machinery — 2.6%
165,000	Kadant Inc.	4,895,550
452,000	Kennametal Inc.	17,112,720
		22,008,270
	Miscellaneous Manufacturing — 1.3%
318,300	Brady Corp.	11,169,147
	Trucks/Construction/Farm Machinery — 1.9%
19,800	Federal Signal Corp.	222,156
243,300	Joy Global Inc.	16,014,006
		16,236,162
RETAIL TRADE SECTOR — 6.0%
	Apparel/Footwear Retail — 3.0%
410,100	Jos. A. Bank Clothiers, Inc.	11,667,345
530,500	Ross Stores, Inc.	13,564,885
		25,232,230
	Discount Stores — 2.0%
899,200	Family Dollar Stores, Inc.	17,291,616
	Specialty Stores — 1.0%
340,300	PetSmart, Inc.	8,007,259
TECHNOLOGY SERVICES SECTOR — 6.2%
	Data Processing Services — 0.7%
150,000	Hewitt Associates, Inc.	5,743,500
	Information Technology Services — 2.3%
569,200	CIBER, Inc.	3,477,812
283,400	JDA Software Group, Inc.	5,798,364
1,221,500	Sapient Corp.	10,761,415
		20,037,591
	Internet Software/Services — 1.3%
318,300	Akamai Technologies, Inc.	11,013,180
	Packaged Software — 1.9%
908,100	Parametric Technology Corp.	16,209,585
TRANSPORTATION SECTOR — 1.2%
	Trucking — 1.2%
620,400	Werner Enterprises, Inc.	10,565,412
	Total common stocks	737,111,279
MUTUAL FUNDS — 2.3% (a)
304,000	iShares S&P SmallCap
	600 Index Fund	19,766,080
	Total long-term investments	756,877,359

FMI Focus Fund
STATEMENT OF NET ASSETS (Continued)
December 31, 2007 (Unaudited)

Principal
Amount		Value (b)
SHORT-TERM INVESTMENTS — 11.0% (a)
	U.S. Treasury Securities — 10.1%
$50,000,000	U.S. Treasury Bills,
	2.79%, due 1/03/08	$49,992,250
19,000,000	U.S. Treasury Bills,
	2.33%, due 1/10/08	18,988,933
17,000,000	U.S. Treasury Bills,
	2.41%, due 1/17/08	16,981,791
	Total U.S. treasury securities	85,962,974
	Variable Rate Demand Note — 0.9%
7,532,893	U.S. Bank, N.A., 4.61%	7,532,893
	Total short-term investments	93,495,867
	Total investments	850,373,226
	Liabilities, less cash and
	receivables — (0.2%) (a)	(1,992,427)
	Net Assets	$848,380,799

	Net Asset Value Per Share
	($0.0001 par value, 100,000,000
	shares authorized), offering
	and redemption price
	($848,380,799 ÷ 27,304,429
	shares outstanding)	$31.07

(a)	Percentages for the various classifications relate to net assets.
(b)
Each security, including the liability for securities sold short, but excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded.  Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Securities which are traded over-the-counter are valued at the latest bid price.  Securities sold short which are listed on a national securities exchange or the Nasdaq Markets but which were not traded on the valuation date are valued at the most recent ask price.  Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors.  Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value.

FMI Focus Fund
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
www.fmifunds.com
414-226-4555

BOARD OF DIRECTORS
BARRY K. ALLEN
ROBERT C. ARZBAECHER
GEORGE D. DALTON
PATRICK J. ENGLISH
GORDON H. GUNNLAUGSSON
TED D. KELLNER
RICHARD E. LANE
PAUL S. SHAIN

INVESTMENT ADVISER
AND ADMINISTRATOR
FIDUCIARY MANAGEMENT, INC.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202

PORTFOLIO MANAGER
BROADVIEW ADVISORS, LLC
100 East Wisconsin Avenue, Suite 2250
Milwaukee, Wisconsin  53202

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue
Suite 1800
Milwaukee, Wisconsin  53202

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Focus Fund unless accompanied or preceded by the Fund’s current prospectus.